Related Party Transactions (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel	[1]	$ 123,958	$ 173,020	$ 35,792

[1]	Purchases from entities controlled by key management personnel